RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Feb. 29, 2024
Presentation of leases for lessee
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES [Text Block]

9. RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

As at February 29, 2024, the term on the Company's Nevada office space has ended and only the Company's Vancouver office space is accounted for in accordance with IFRS 16.

Right-of-use assets

Office Leases
$
Cost:
Balance, February 28, 2022	304,438
Foreign exchange adjustment	8,277
As at February 28, 2023	312,715
ROU asset adjustment	(123,649)
As at February 29, 2024	189,066

Accumulated Depreciation:
Balance, February 28, 2022	25,077
Depreciation for the year	76,519
Foreign exchange adjustment	2,291
As at February 28, 2023	103,887
Depreciation for the year	63,119
ROU asset adjustment	(78,775)
As at February 29, 2024	88,231

Net book value:
As at February 28, 2023	208,828
As at February 29, 2024	100,835

Depreciation of right-of-use assets is calculated using the straight-line method over the remaining lease term.

Total lease liabilities

$
As at February 28, 2022	284,859
Lease payments	(84,318)
Finance charge	28,751
Foreign exchange adjustment	(3,003)
As at February 28, 2023	226,289
Lease payments	(89,778)
Finance charge	11,783
Lease liability adjustment	(48,712)
Foreign exchange adjustment	17,337
116,919
Less: current portion of lease liability	(39,013)
As at February 29, 2024	77,906

The lease liabilities were discounted at a discount rate of 12%.

The remaining minimum future lease payments, excluding estimated operating costs, for the term of the lease including assumed renewal periods are as follows:

Year	$
Fiscal 2025	50,943
Fiscal 2026	51,443
Fiscal 2027	34,961